UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nomura Asset Management U.K. Limited
Address: 1 Saint Martin's-Le-Grand
         Nomura House 6th Floor
         London, England EC1A 4NT

13F File Number: 028-11455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Nigel Biggs
Title: Executive Officer
Phone: 44 0207 521 1350
Signature, Place, and Date of Signing:

/s/ Nigel Biggs
Nigel Biggs, London, February 14, 2011

Nomura Asset Management Co., Ltd. ("NAM Tokyo") is the parent holding company of certain operating subsidiaries, some of which are or may be institutional investment managers for purposes of the reporting requirements under Section 13(f) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") and the rules promulgated thereunder. NAM Tokyo itself does not exercise investment discretion with respect to any Section 13(f) Securities positions held by its operating subsidiaries, which subsidiaries in fact exercise investment discretion. However, based upon its parent relationship, NAM Tokyo may be deemed to have investment discretion with respect to such positions in
Section 13(f) securities held by its operating subsidiaries. In that regard, the
Section 13(f) Securities positions of Nomura Asset Management U.S.A. Inc.("NAM USA"), which is an operating subsidiary of NAM Tokyo that hold Section 13(f) securities positions but that does not meet the $100 million threshold for filing the Form 13F, are reflected on the Form 13F filed by NAM Tokyo. The
Section 13(f) securities positions of the following operating subsidiaries of NAM Tokyo, which each exceed the $100 million filing threshold, are not included in the Form 13F filed by NAM Tokyo, but are instead reported on separate Forms 13F filed by each of these entities: (i) Nomura Asset Management Singapore Limited ("NAM Singapore"); and (ii) Nomura Asset Management U.K. Limited ("NAM UK").

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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 54

Form 13F Information Table Value Total: 208,613 (thousands)

List of Other Included Managers: None

                             TITLE OF                   VALUE                 SH/  PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                CLASS       CUSIP        (X1000)   SH/PRN AMT   PRN  CALL   DISCRETION  MANAGER    SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AES CORP                      COM           00130H105    3,237     265,800    SH          Sole                  265,800
AMERICAN EXPRESS CO           COM           025816109    3,571      83,207    SH          Sole                   83,207
APACHE CORP                   COM           037411105    6,945      58,250    SH          Sole                   58,250
AT&T INC                      COM           00206R102      306      10,400    SH          Sole                   10,400
BANK OF AMERICA CORPORATION   COM           060505104      301      22,545    SH          Sole                   22,545
BERKSHIRE HATHAWAY INC DEL    CL A          084670108      241           2    SH          Sole                        2
CA INC                        COM           12673P105    3,326     136,100    SH          Sole                  136,100
CANADIAN NAT RES LTD          COM           136385101    6,119     137,100    SH          Sole                  137,100
CENTRAL EUROPEAN DIST CORP    COM           153435102      661      28,848    SH          Sole                   28,848
CHEVRON CORP NEW              COM           166764100    4,974      54,511    SH          Sole                   54,511
CITIGROUP INC                 COM           172967101    7,227   1,527,884    SH          Sole                1,527,884
COCA COLA CO                  COM           191216100    3,799      57,761    SH          Sole                   57,761
CONOCOPHILLIPS                COM           20825C104    4,726      69,396    SH          Sole                   69,396
CROWN HOLDINGS INC            COM           228368106    2,907      87,100    SH          Sole                   87,100
DISNEY WALT CO                COM DISNEY    254687106    4,252     113,366    SH          Sole                  113,366
DUN & BRADSTREET CORP DEL NE  COM           26483E100    3,721      45,324    SH          Sole                   45,324
EDWARDS LIFESCIENCES CORP     COM           28176E108    6,742      83,400    SH          Sole                   83,400
EOG RES INC                   COM           26875P101    4,351      47,600    SH          Sole                   47,600
EXPRESS SCRIPTS INC           COM           302182100    5,805     107,400    SH          Sole                  107,400
EXXON MOBIL CORP              COM           30231G102      521       7,125    SH          Sole                    7,125
FINISAR CORP                  COM NEW       31787A507    4,070     137,100    SH          Sole                  137,100
FREEPORT-MCMORAN COPPER & GO  COM           35671D857    8,294      69,062    SH          Sole                   69,062
GAP INC DEL                   COM           364760108    4,912     221,839    SH          Sole                  221,839
GENERAL DYNAMICS CORP         COM           369550108    4,078      57,468    SH          Sole                   57,468
GENERAL ELECTRIC CO           COM           369604103      444      24,300    SH          Sole                   24,300
GILEAD SCIENCES INC           COM           375558103    1,765      48,700    SH          Sole                   48,700
GOLDMAN SACHS GROUP INC       COM           38141G104    3,454      20,541    SH          Sole                   20,541
GOOGLE INC                    CL A          38259P508    5,815       9,790    SH          Sole                    9,790
HEWLETT PACKARD CO            COM           428236103    6,610     157,000    SH          Sole                  157,000
HOME DEPOT INC                COM           437076102    3,358      95,785    SH          Sole                   95,785
INGERSOLL-RAND PLC            SHS           G47791101    3,080      65,400    SH          Sole                   65,400
JACOBS ENGR GROUP INC DEL     COM           469814107    4,622     100,800    SH          Sole                  100,800
JPMORGAN CHASE & CO           COM           46625H100    6,449     152,021    SH          Sole                  152,021
MECHEL OAO                    SPONSORED ADR 583840103    1,286      44,009    SH          Sole                   44,009
MEDCO HEALTH SOLUTIONS INC    COM           58405U102    8,697     141,943    SH          Sole                  141,943
MERCK & CO INC NEW            COM           58933Y105    4,180     115,988    SH          Sole                  115,988
METLIFE INC                   COM           59156R108    2,586      58,189    SH          Sole                   58,189
MICROSOFT CORP                COM           594918104    6,883     246,618    SH          Sole                  246,618
PEABODY ENERGY CORP           COM           704549104    5,200      81,276    SH          Sole                   81,276
PEPSICO INC                   COM           713448108    4,476      68,516    SH          Sole                   68,516
PFIZER INC                    COM           717081103      236      13,485    SH          Sole                   13,485
PHILIP MORRIS INTL INC        COM           718172109    5,028      85,908    SH          Sole                   85,908
PNC FINL SVCS GROUP INC       COM           693475105    5,785      95,278    SH          Sole                   95,278
SPRINT NEXTEL CORP            COM SER 1     852061100       48      11,400    SH          Sole                   11,400
SUNCOR ENERGY INC NEW         COM           867224107    4,637     120,363    SH          Sole                  120,363
TARGET CORP                   COM           87612E106    3,736      62,136    SH          Sole                   62,136
TEXTRON INC                   COM           883203101    5,007     211,819    SH          Sole                  211,819
TORONTO DOMINION BK ONT       COM NEW       891160509    5,620      75,212    SH          Sole                   75,212
VERIZON COMMUNICATIONS INC    COM           92343V104      247       6,900    SH          Sole                    6,900
VISA INC                      COM CL A      92826C839    2,230      31,685    SH          Sole                   31,685
WAL MART STORES INC           COM           931142103      302       5,600    SH          Sole                    5,600
WELLPOINT INC                 COM           94973V107    4,344      76,400    SH          Sole                   76,400
XEROX CORP                    COM           984121103    3,312     287,517    SH          Sole                  287,517
XILINX INC                    COM           983919101    4,088     141,058    SH          Sole                  141,058

                                            TOTAL      208,613